Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares Class A	Ordinary shares Class B Ordinary Shares [Member]	Additional paid-in capital	Statutory reserves	Accumulated deficit	Accumulated other comprehensive loss	Total iTonic Holdings shareholders’ equity	Non-controlling Interest	Total
Balance at Dec. 31, 2024	$ 658	$ 767	$ 6,664,624	$ 89,685	$ (522,851)	$ (48,180)	$ 6,184,703		$ 6,184,703
Balance (in Shares) at Dec. 31, 2024	6,582,000	7,668,000
Share-based payment	$ 280		585,953				586,233		586,233
Share-based payment (in Shares)	2,800,000
Net loss					(2,037,496)		(2,037,496)		(2,037,496)
Appropriation to statutory reserve
Foreign currency translation adjustment						(1,346)	(1,346)		(1,346)
Balance at Jun. 30, 2025	$ 938	$ 767	7,250,577	89,685	(2,560,347)	(49,526)	4,732,094		4,732,094
Balance (in Shares) at Jun. 30, 2025	9,382,000	7,668,000
Balance at Dec. 31, 2025	$ 938	$ 767	11,700,497	89,685	(5,620,752)	(48,168)	6,122,967	2,003,497	8,126,464
Balance (in Shares) at Dec. 31, 2025	9,382,000	7,668,000
Share-based payment			3,301,143				3,301,143		3,301,143
Net loss					(5,855,416)		(5,855,416)	(927,275)	(6,782,691)
Issuance of ordinary shares in private placement	$ 10,000		19,990,000				20,000,000		20,000,000
Issuance of ordinary shares in private placement (in Shares)	100,000,000
Foreign currency translation adjustment						5,824	5,824	2,494	8,318
Balance at Jun. 30, 2026	$ 10,938	$ 767	$ 34,991,640	$ 89,685	$ (11,476,168)	$ (42,344)	$ 23,574,518	$ 1,078,716	$ 24,653,234
Balance (in Shares) at Jun. 30, 2026	109,382,000	7,668,000